Disclosure Of Investments In Associates And Joint Ventures (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Share capital		$ 36	$ 38
(Loss) Profit of the year		$ 238	$ (468)	$ 800
Compania De Inversiones De Energia S A [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	[1]	CIESA (1)
Main activity	[1]	Investment
Date	[1]	Dec. 31, 2021
Share capital	[1]	$ 6
(Loss) Profit of the year	[1]	104
Equity	[1]	$ 599
Direct and indirect participation	[1]	50.00%
Compania Inversora En Transmision Electrica Citelec S A [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	[2]	Citelec (2)
Main activity	[2]	Investment
Date	[2]	Dec. 31, 2021
Share capital	[2]	$ 5
(Loss) Profit of the year	[2]	(7)
Equity	[2]	$ 204
Direct and indirect participation	[2]	50.00%
C T B [Member]
IfrsStatementLineItems [Line Items]
Main activity		Generation
Date		Dec. 31, 2021
Share capital		$ 83
(Loss) Profit of the year		98
Equity		$ 454
Direct and indirect participation		50.00%
Greenwind S A [Member]
IfrsStatementLineItems [Line Items]
Joint ventures		Greenwind
Main activity		Generation
Date		Dec. 31, 2021
Share capital
(Loss) Profit of the year		(3)
Equity		$ (10)
Direct and indirect participation		50.00%
Refineria Del Norte S A [Member]
IfrsStatementLineItems [Line Items]
Joint ventures		Refinor
Main activity		Refinery
Date		Sep. 30, 2021
Share capital		$ 1
(Loss) Profit of the year		(5)
Equity		$ 62
Direct and indirect participation		28.50%
Oleoducto De Crudos Pesados [Member]
IfrsStatementLineItems [Line Items]
Joint ventures		OCP
Main activity		Investment
Date		Dec. 31, 2021
Share capital		$ 100
(Loss) Profit of the year		(2)
Equity		$ 126
Direct and indirect participation		30.06%
Transportadora De Gas Del Sur S A [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	[1]	TGS (1)
Main activity	[1]	Transport of gas
Date	[1]	Dec. 31, 2021
Share capital	[1]	$ 7
(Loss) Profit of the year	[1]	204
Equity	[1]	$ 1,174
Direct and indirect participation	[1]	3.677%

[1]	The Company holds a direct and indirect interest of 3.677% in TGS and 50% in CIESA, a company that holds a 51% interest in the share capital of TGS. Therefore, additionally the Company has an indirect participation of 25.50% in TGS.
[2]	Through a 50% interest, the company jointly controls Citelec, a company that controlled Transener with 52.65% of the shares and votes. As a result, the Company has an indirect participation of 26.33% in Transener.